13. Consulting and Other Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Consulting and Other Agreements [Abstract]
CONSULTING AND OTHER AGREEMENTS

The following agreements were entered into or remained in force during the six months ended June 30, 2016:

Under the terms of an amended Consulting Agreement between the Company and Fountainhead, Fountainhead is paid a monthly retainer of $10,000 per month, payable $5,000 in cash and $5,000 payable in Company Common Stock at the end of each quarter. Effective September 2015, Fountainhead agreed to receive all of the fees in Common Stock.

In January 2015, as amended in May 2015, the Company entered into a twelve month agreement, subject to early termination, to provide financial advisory, strategic business planning and professional relations services, with Acorn Management Partners (“Acorn”). Under the terms of the Agreement, as amended in May and July 2015, Acorn received a total of $53,000 in cash and $50,000 in shares of Restricted Common Stock during the period. The Acorn Agreement was terminated in October 2015.

In May 2016 the Company entered into a Consultancy agreement with Valeo Consulting LLC to assist in the raising of capital and related financial matters by dealing with potential investors, banks and brokers on behalf of the Company. Under the agreement the Company issued 50,000 shares of Vycor Common Stock on execution and 50,000 on August 1, 2016.

The following agreements were entered into or remained in force during the year ended December 31, 2015:

Consulting Agreement with Fountainhead

Effective as of January 2, 2014, the Company and Fountainhead amended their Consulting Agreement to extend the term of the Consulting Agreement to January 2, 2015, such Agreement being automatically extended on the same terms unless terminated by either party. During fiscal year 2015, a monthly fee was payable to Fountainhead in the amount of $10,000 per month, payable $5,000 in cash and the remainder payable in Company Common Stock deliverable at the end of each fiscal quarter. Effective September 2015, Fountainhead agreed to receive all of the fees in Common Stock.

Investor Relations Agreements

In January 2015, as amended in May 2015, the Company entered into a twelve month agreement, subject to early termination, to provide financial advisory, strategic business planning and professional relations services, with Acorn Management Partners (“Acorn”). Under the terms of the Agreement, as amended in May and July 2015, Acorn received a total of $53,000 in cash and $50,000 in shares of Restricted Common Stock during the period. The Acorn Agreement was terminated in October 2015.

In August 2015, the Company entered into a three month agreement to provide investor relations advisory and consulting services, with Liolios Group, Inc. (“Liolios”). Under the terms of the Liolios Agreement, Liolios received $15,000 in cash and $10,000 in Restricted Common Stock. The Liolios agreement was terminated at the end of the three month period.